RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET (Tables)	12 Months Ended
Dec. 31, 2018
DowDuPont Cost Synergy Program [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the activities related to the Synergy Program. At December 31, 2018, $205 million was included in "Accrued and other current liabilities" ($170 million at December 31, 2017) and $12 million was included in "Other noncurrent obligations" ($105 million at December 31, 2017) in the consolidated balance sheets.

DowDuPont Synergy Program	Severance and Related Benefit Costs	Asset Write-downs and Write-offs	Costs Associated with Exit and Disposal Activities	Total
In millions
2017 restructuring charges
Performance Materials & Coatings	$—	$9	$2	$11
Industrial Intermediates & Infrastructure	—	12	—	12
Packaging & Specialty Plastics	—	33	3	36
Corporate	307	33	—	340
Total 2017 restructuring charges	$307	$87	$5	$399
Charges against the reserve	—	(87)	—	(87)
Cash payments	(37)	—	—	(37)
Reserve balance at Dec 31, 2017	$270	$—	$5	$275
2018 restructuring charges
Performance Materials & Coatings	$—	$7	$—	$7
Industrial Intermediates & Infrastructure	—	—	11	11
Packaging & Specialty Plastics	—	10	3	13
Corporate	137	16	—	153
Total 2018 restructuring charges	$137	$33	$14	$184
Charges against the reserve	—	(33)	—	(33)
Cash payments	(197)	—	(12)	(209)
Reserve balance at Dec 31, 2018	$210	$—	$7	$217

2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the activities related to the Company's 2016 restructuring reserve.

2016 Restructuring Charges	Severance and Related Benefit Costs	Asset Write-downs and Write-offs	Costs Associated with Exit and Disposal Activities	Total
In millions
Performance Materials & Coatings	$—	$27	$15	$42
Industrial Intermediates & Infrastructure	—	70	13	83
Packaging & Specialty Plastics	—	10	—	10
Corporate	255	46	—	301
2016 restructuring charges	$255	$153	$28	$436
Charges against the reserve	—	(153)	—	(153)
Cash payments	(66)	—	(1)	(67)
Reserve balance at Dec 31, 2016	$189	$—	$27	$216
Adjustments to the reserve [1]	—	—	(7)	(7)
Cash payments	(137)	—	(3)	(140)
Reserve balance at Dec 31, 2017	$52	$—	$17	$69
Adjustments to the reserve [1]	(8)	—	14	6
Cash payments	(38)	—	(4)	(42)
Reserve balance at Jun 30, 2018	$6	$—	$27	$33

1.
Included in "Restructuring, goodwill impairment and asset related charges - net" in the consolidated statements of income. Charges for severance and related benefit costs related to Corporate and costs associated with exit and disposal activities related to Performance Materials & Coatings.